Debt - Annual Estimated Debt Service Requirements (Details) $ in Millions	Dec. 31, 2016 USD ($) [1]
Other Commitments [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 89
Long-term Debt, Maturities, Repayments of Principal in Year Two	50
Long-term Debt, Maturities, Repayments of Principal in Year Three	223
Long-term Debt, Maturities, Repayments of Principal in Year Four	3,650
Long-term Debt, Maturities, Repayments of Principal in Year Five	2,249
Long-term Debt, Maturities, Repayments of Principal after Year Five	687
Long-term debt, Maturities, Repayments of Principal, Total	6,948
Contractual Obligation, Due in Next Fiscal Year	659
Contractual Obligation, Due in Second Year	630
Contractual Obligation, Due in Third Year	813
Contractual Obligation, Due in Fourth Year	4,170
Contractual Obligation, Due in Fifth Year	2,469
Contractual Obligation, Due after Fifth Year	727
Contractual Obligation, Total	9,468
Interest Expense [Member]
Other Commitments [Line Items]
Other Commitment, Due in Next Twelve Months	570
Other Commitment, Due in Second Year	580
Other Commitment, Due in Third Year	590
Other Commitment, Due in Fourth Year	520
Other Commitment, Due in Fifth Year	220
Other Commitment, Due after Fifth Year	40
Other Commitment, Total	2,520
Caesars Entertainment Resort Properties [Member]
Other Commitments [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	68
Long-term Debt, Maturities, Repayments of Principal in Year Two	25
Long-term Debt, Maturities, Repayments of Principal in Year Three	25
Long-term Debt, Maturities, Repayments of Principal in Year Four	3,350
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,150
Long-term Debt, Maturities, Repayments of Principal after Year Five	0
Long-term debt, Maturities, Repayments of Principal, Total	4,618
Contractual Obligation, Due in Next Fiscal Year	458
Contractual Obligation, Due in Second Year	415
Contractual Obligation, Due in Third Year	425
Contractual Obligation, Due in Fourth Year	3,710
Contractual Obligation, Due in Fifth Year	1,280
Contractual Obligation, Due after Fifth Year	0
Contractual Obligation, Total	6,288
Caesars Entertainment Resort Properties [Member] | Interest Expense [Member]
Other Commitments [Line Items]
Other Commitment, Due in Next Twelve Months	390
Other Commitment, Due in Second Year	390
Other Commitment, Due in Third Year	400
Other Commitment, Due in Fourth Year	360
Other Commitment, Due in Fifth Year	130
Other Commitment, Due after Fifth Year	0
Other Commitment, Total	1,670
Caesars Growth Partners, LLC [Member]
Other Commitments [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	21
Long-term Debt, Maturities, Repayments of Principal in Year Two	25
Long-term Debt, Maturities, Repayments of Principal in Year Three	198
Long-term Debt, Maturities, Repayments of Principal in Year Four	300
Long-term Debt, Maturities, Repayments of Principal in Year Five	1,099
Long-term Debt, Maturities, Repayments of Principal after Year Five	687
Long-term debt, Maturities, Repayments of Principal, Total	2,330
Contractual Obligation, Due in Next Fiscal Year	201
Contractual Obligation, Due in Second Year	215
Contractual Obligation, Due in Third Year	388
Contractual Obligation, Due in Fourth Year	460
Contractual Obligation, Due in Fifth Year	1,189
Contractual Obligation, Due after Fifth Year	727
Contractual Obligation, Total	3,180
Caesars Growth Partners, LLC [Member] | Interest Expense [Member]
Other Commitments [Line Items]
Other Commitment, Due in Next Twelve Months	180
Other Commitment, Due in Second Year	190
Other Commitment, Due in Third Year	190
Other Commitment, Due in Fourth Year	160
Other Commitment, Due in Fifth Year	90
Other Commitment, Due after Fifth Year	40
Other Commitment, Total	$ 850

[1]	Debt principal payments are estimated amounts based on maturity dates and potential borrowings under our revolving credit facility. Interest payments are estimated based on the forward-looking LIBOR curve. Actual payments may differ from these estimates.